CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	3,432,000	3,432,000
Common shares, shares outstanding	3,432,000	3,432,000
Common stock subject to redemption
Temporary equity shares, shares authorized		50,000,000
Temporary equity shares, par value (in dollars per share)		$ 0.0001
Temporary equity shares, redemption price (in dollars per share)	$ 10.17	$ 10.15
Temporary equity shares, shares issued	11,500,000	11,500,000
Temporary equity shares, shares outstanding	11,500,000	11,500,000
Common stock subject to not redemption
Common shares, shares issued	3,432,000	3,432,000
Common shares, shares outstanding	3,432,000	3,432,000